CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Interest and dividend income:
Loans, including fees		¥ 1,426,551	¥ 1,538,327
Investments:
Interest		200,919	174,608
Dividends		67,714	59,321
Trading account assets		405,771	412,287
Call loans and funds sold		8,195	13,341
Receivables under resale agreements and securities borrowing transactions		417,721	467,838
Deposits in other banks		476,909	503,210
Total interest and dividend income		3,003,780	3,168,932
Interest expense:
Deposits		1,046,060	1,154,538
Trading account liabilities		141,120	114,152
Call money and funds purchased		11,816	7,226
Payables under repurchase agreements and securities lending transactions		758,240	1,057,333
Other short-term borrowings		70,162	66,956
Long-term debt		212,389	178,302
Total interest expense		2,239,786	2,578,506
Net interest income		763,994	590,426
Provision (credit) for credit losses (Notes 3 and 5)		(10,650)	(1,505)
Net interest income after provision (credit) for credit losses		774,644	591,931
Noninterest income (Note 16):
Fee and commission income		630,753	572,869
Foreign exchange gains (losses)-net		(7,234)	(120,497)
Trading account gains (losses)-net	[1]	224,043	801,981
Investment gains (losses)-net:
Debt securities	[2]	3,244	12,139
Equity securities	[2]	586,485	(133,889)
Equity in earnings (losses) of equity method investees-net	[2]	38,290	9,086
Gains on disposal of premises and equipment		16,469	72,346
Other noninterest income	[1],[3]	148,782	123,285
Total noninterest income		1,640,833	1,337,318
Noninterest expenses:
Salaries and employee benefits		463,940	430,166
General and administrative expenses		435,825	400,866
Occupancy expenses		93,160	84,747
Fee and commission expenses		138,732	134,029
Provision (credit) for credit losses on off-balance-sheet instruments		(444)	(16,777)
Other noninterest expenses		82,519	119,599
Total noninterest expenses		1,213,732	1,152,631
Income before income tax expense		1,201,745	776,618
Income tax expense (Note 11)		287,602	228,475
Net income	[4]	914,143	548,143
Less: Net income (loss) attributable to noncontrolling interests		98,603	(15,033)
Net income attributable to MHFG shareholders		¥ 815,540	¥ 563,176
Earnings per common share (Note 10):
Basic net income per common share		¥ 326.32	¥ 222.07
Diluted net income per common share		326.26	222.03
Dividends per common share		¥ 72.5	¥ 65

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”